Segment Information Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segment	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Number of operating segments	4
Export sales	$ 19.1	$ 20.1	$ 32.1
Customer Concentration Risk | Sales Revenue, Goods, Net
Segment Reporting Information [Line Items]
Number of major customers	1